Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income (Detail)
$ in Thousands, $ in Thousands
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 728,398	$ 25,940	$ 755,903
Unquoted ordinary shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	567,377	20,206	565,028
Limited partnership [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	9,692	345	32,157
Unquoted preferred shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Investments in equity instruments at FVTOCI	$ 151,329	$ 5,389	$ 158,718